PROPERTY, PLANT AND EQUIPMENT - Changes (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		R$ 22,880,530	R$ 20,422,734
Impairment of assets	R$ (199,627)	(199,627)
Balance, end of the year		R$ 29,591,314	R$ 22,880,530	R$ 20,422,734
Average rate of capitalized interest		11.40%	13.10%	3.70%
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		R$ 58,259,431	R$ 55,180,381	R$ 52,909,932
Additions		6,183,088	5,683,497	4,291,873
Assets retirement obligation			21,310
Capitalized interest		125,729	54,374	28,431
Disposals		(638,645)	(405,516)	(730,387)
Acquisition of company		336,763
Impairment of assets		(199,627)
Business Combination		336,763
Foreign exchange effect		7,576,785	(2,274,615)	(1,319,468)
Balance, end of the year		71,643,524	58,259,431	55,180,381
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		(35,378,901)	(34,757,647)	(34,168,146)
Depreciation		(2,484,443)	(2,450,197)	(2,274,687)
Disposals		622,206	347,004	686,579
Foreign exchange effect		(4,811,072)	1,481,939	998,607
Balance, end of the year		(42,052,210)	(35,378,901)	(34,757,647)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		4,804,154	4,713,793
Balance, end of the year		5,691,083	4,804,154	4,713,793
Land and buildings | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		10,873,391	10,430,215	10,220,614
Additions		29,238	93,945	40,825
Assets retirement obligation			21,310
Transfers		724,304	708,827	589,875
Disposals		(21,812)	(33,995)	(114,159)
Acquisition of company		65,290
Impairment of assets		(28,032)
Business Combination		65,290
Foreign exchange effect		1,101,743	(346,911)	(306,940)
Balance, end of the year		12,744,122	10,873,391	10,430,215
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		(6,069,237)	(5,716,422)	(5,540,394)
Depreciation		(427,553)	(542,419)	(440,471)
Transfers		924	30	(85)
Disposals		10,421	17,558	101,457
Foreign exchange effect		(567,594)	172,016	163,071
Balance, end of the year		(7,053,039)	(6,069,237)	(5,716,422)
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		11,096,111	10,918,998
Balance, end of the year		13,544,727	11,096,111	10,918,998
Machines, equipment, and installations | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		39,079,732	38,638,694	36,863,451
Additions		163,145	211,267	305,997
Transfers		2,541,877	2,335,980	2,821,673
Disposals		(223,378)	(344,697)	(532,931)
Acquisition of company		114,819
Impairment of assets		(143,669)
Business Combination		114,819
Foreign exchange effect		5,829,519	(1,761,512)	(819,496)
Balance, end of the year		47,362,045	39,079,732	38,638,694
Machines, equipment, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		(27,983,621)	(27,719,696)	(27,309,057)
Depreciation		(1,922,750)	(1,773,479)	(1,709,643)
Transfers		(814)	(143)	85
Disposals		219,650	307,113	509,174
Foreign exchange effect		(4,129,783)	1,202,584	789,745
Balance, end of the year		(33,817,318)	(27,983,621)	(27,719,696)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		157,850	103,864
Balance, end of the year		182,298	157,850	103,864
Data electronic equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		1,087,109	1,022,633	1,020,016
Additions		5,045	15,337	25,692
Transfers		58,097	96,450	23,189
Disposals		(360,827)	(5,598)	(10,787)
Impairment of assets		(711)
Foreign exchange effect		101,414	(41,713)	(35,477)
Balance, end of the year		890,127	1,087,109	1,022,633
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		(929,259)	(918,769)	(923,004)
Depreciation		(76,514)	(62,072)	(41,423)
Transfers		(135)	113
Disposals		360,770	5,597	10,720
Foreign exchange effect		(62,691)	45,872	34,938
Balance, end of the year		(707,829)	(929,259)	(918,769)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		5,516,550	3,714,681
Balance, end of the year		8,600,123	5,516,550	3,714,681
Property, plant and equipment under construction | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		5,516,550	3,714,681	3,620,929
Additions		5,720,273	5,097,397	3,688,558
Capitalized interest		125,729	54,374	28,431
Transfers		(3,352,066)	(3,238,470)	(3,477,100)
Disposals		(899)	(2,739)	(2,685)
Acquisition of company		123,818
Business Combination		123,818
Foreign exchange effect		466,718	(108,693)	(143,452)
Balance, end of the year		8,600,123	5,516,550	3,714,681
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		1,305,865	971,398
Balance, end of the year		1,573,083	1,305,865	971,398
Other | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		1,702,649	1,374,158	1,184,922
Additions		265,387	265,551	230,801
Transfers		27,788	97,213	42,363
Disposals		(31,729)	(18,487)	(69,825)
Acquisition of company		32,836
Impairment of assets		(27,215)
Business Combination		32,836
Foreign exchange effect		77,391	(15,786)	(14,103)
Balance, end of the year		2,047,107	1,702,649	1,374,158
Other | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year		(396,784)	(402,760)	(395,691)
Depreciation		(57,626)	(72,227)	(83,150)
Transfers		25
Disposals		31,365	16,736	65,228
Foreign exchange effect		(51,004)	61,467	10,853
Balance, end of the year		R$ (474,024)	R$ (396,784)	R$ (402,760)